Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Provision for credit losses (CHF million)
Provision for loan losses	3	12	7	15	(17)
Provision for lending-related and other exposures	10	(19)	13	(9)	(13)
Provision for credit losses	13	(7)	20	6	(30)
QoQ Percent Change
Provision for credit losses (CHF million)
Provision for loan losses, % Change (as a percent)	(75.00%)
YoY Percent Change
Provision for credit losses (CHF million)
Provision for loan losses, % Change (as a percent)	(57.00%)
Provision for lending-related and other exposures, % Change (as a percent)	(23.00%)			(31.00%)
Provision for credit losses, % Change (as a percent)	(35.00%)